Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
CASH PROVIDED BY (USED IN): OPERATING ACTIVITIES
Net Profit (Loss) for the Period	$ (297,323)	$ (45,540)
Non-Cash Items
Unrealized foreign exchange (gains) losses	41,297	(2,209)
Amortization of Prepaid Expenses	1,922	3,999
Common Stock issued for consulting services	7,373
Interest Accrued on Convertible Promissory Notes	27,615
Change in Non-Cash Working Capital Accounts
Accounts Receivable	(28,449)	(5,794)
Prepaid Expenses	(486)
GST Payable (Recoverable)	(2,766)	(2,381)
Liabilities to Customers	28,449	4,506
Accounts Payable and Accrued Liabilities	16,899	(40,534)
Cash flows from (used in) operating activies	(205,469)	(91,954)
FINANCING ACTIVITIES
Proceeds Received on Issuance of Promissory Notes	200,135
Cash flows from (used in) financing activities	200,135
NET (DECREASE) INCREASE IN CASH	(5,334)	(91,954)
Cash (Bank Indebtedness), Beginning of the Period	494,443	114,489
CASH, END OF THE PERIOD	$ 489,109	$ 22,535